Income Taxes (Details) ¥ in Millions	12 Months Ended
Dec. 31, 2021 CNY (¥)
Income Taxes (Details) [Line Items]
Annual taxable income (in Yuan Renminbi)	¥ 1
Annual taxable income percentage	25.00%
Income tax reduced rate	20.00%
Cumulative tax effect, percentage	25.00%
Minimum [Member]
Income Taxes (Details) [Line Items]
Annual taxable income (in Yuan Renminbi)	¥ 1
Income tax reduced rate	20.00%
Maximum [Member]
Income Taxes (Details) [Line Items]
Annual taxable income (in Yuan Renminbi)	¥ 3
Income tax reduced rate	50.00%
PRC [Member]
Income Taxes (Details) [Line Items]
Income tax EIT rate percentage	25.00%